Subsequent events - Additional Information (Detail) - AUD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 16, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash flows from (used in) financing activities [abstract]
Proceeds from issue of shares		$ 12,139	$ 3,816
Sale Of Stock Through Underwriting Process [member] | GBM Agile Study [member]
Cash flows from (used in) financing activities [abstract]
Proceeds from issue of shares	$ 24,000